Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
COMMITMENTS AND CONTINGENCIES [Abstract]
Future minimum contractual obligations
	Dry bulk Vessels	Navios Logistics
2015	$62,850	$28,380
2016	—	1,926
Total	$62,850	$30,306